Revenue from services provided to customers	6 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue from services provided to customers
4. Revenue from services provided to customers
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in Nomura’s consolidated statement of income for the six and three months ended September 30, 2020 and September 30, 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Commissions	¥177,765	¥174,522
Fees from investment banking	37,859	69,604
Asset management and portfolio service fees	111,073	131,237
Other revenue	22,493	17,641

Total	¥349,190	¥393,004

	Millions of yen
	Three months ended September 30
	2020	2021
Commissions	¥92,253	¥91,636
Fees from investment banking	27,031	33,901
Asset management and portfolio service fees	57,417	67,193
Other revenue	10,689	9,278

Total	¥187,390	¥202,008

Commissions represent revenue principally from trade execution, clearing services and distribution of fund units provided by both the Retail and Wholesale Divisions approximately equally across the divisions.
The following table shows the breakdown of
Commissions
for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Stock Brokerage Commissions	¥123,938	¥125,958
Commissions for distributing of investment trusts	33,352	25,573
Other	20,475	22,991

Total	¥177,765	¥174,522

	Millions of yen
	Three months ended September 30
	2020	2021
Stock Brokerage Commissions	¥60,989	¥67,725
Commissions for distributing of investment trusts	19,275	11,166
Other	11,989	12,745

Total	¥92,253	¥91,636

Fees from investment banking represent revenues from financial advisory, underwriting and distribution primarily from Wholesale followed by Retail.
The following table shows the breakdown of
Fees from investment banking
for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Equity underwriting and distribution	¥12,089	¥20,231
Bond underwriting and distribution	9,007	13,445
Financial advisory fees	11,435	26,776
Other	5,328	9,152

Total	¥37,859	¥69,604

	Millions of yen
	Three months ended September 30
	2020	2021
Equity underwriting and distribution	¥10,539	¥10,276
Bond underwriting and distribution	5,677	6,123
Financial advisory fees	6,724	13,661
Other	4,091	3,841

Total	¥27,031	¥33,901

Asset management and portfolio service fees represent revenues from asset management services primarily from the Investment Management Division followed by Retail.
The following table shows the breakdown of
Asset management and portfolio service fees
for the six and three months ended September 30, 2020 and 2021.

	Millions of yen
	Six months ended September 30
	2020	2021
Asset management fees	¥72,836	¥82,579
Administration fees	30,208	39,266
Custodial fees	8,029	9,392

Total	¥111,073	¥131,237

	Millions of yen
	Three months ended September 30
	2020	2021
Asset management fees	¥37,598	¥41,994
Administration fees	15,684	20,361
Custodial fees	4,135	4,838

Total	¥57,417	¥67,193

The following table presents summary information regarding the key methodologies, assumptions and judgments used in recognizing revenue for each of the primary types of service provided to customers, including the nature of underlying performance obligations within each type of service and whether those performance obligations are satisfied at a point in time or over a period of time. For performance obligations recognized over time, information is also provided to explain the nature of the input or output method used to recognize revenue over time.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and judgments
Trade execution, clearing services and distribution of fund units	• Buying and selling of securities on behalf of customers • Distribution of fund units • Clearing of securities and derivatives on behalf of customers
•  Trade execution and clearing commissions recognized at a point in time, namely trade date.

•  Distribution fees are recognized at a point in time when the fund units have been sold to third party investors.

•  Commissions recognized net of soft dollar credits provided to customers where Nomura is acting as agent in providing investment research and similar services to the customer.

Financial advisory services
•  Provision of financial advice to customers in connection with a specific forecasted transaction or transactions such as mergers and acquisitions

•  Provision of financial advice not in connection with a specific forecasted transaction or transactions such as general corporate intelligence and similar research

•  Issuance of fairness opinions

•  Structuring complex financial instruments for customers

•  Fees contingent on the success of an underlying transaction are variable consideration recognized when the underlying transaction has been completed since only at such point is it probable that a significant reversal of revenue will not occur.

•  Retainer and milestone fees are recognized either over the period to which they relate or are deferred until consummation of the underlying transaction depending on whether the underlying performance obligation is satisfied at a point in time or over time.

•  Judgment is required to make this determination with factors influencing this determination including, but not limited to, whether the fee is in connection with an engagement designed to achieve a specific transaction or outcome for the customer (such as the purchase or sale of a business), the nature and extent of benefit to be provided to the customer prior to, and in addition to such specific transaction or outcome and the fee structure for the engagement.

•  Retainer and milestone fees recognized over time are normally recognized on a straight-line basis over the term of the contract based on time elapsed.

Underwriting and syndication services
•  Underwriting of debt, equity and other financial instruments on behalf of customers

•  Distributing securities on behalf of issuers

•  Arranging loan financing for customers

•  Syndicating loan financing on behalf of customer

•  Underwriting and syndication revenues recognized at a point in time when the underlying transaction is complete.

•  Commitment fees where drawn down of the facility is deemed remote recognized on a straight-line basis over the life of the facility based on time elapsed.

•  Underwriting and syndication costs recognized either as a reduction of revenue or on a gross basis depending on whether Nomura is acting as principal or agent for such amounts.

Type of service provided to customers	Overview of key services provided	Key revenue recognition policies, assumptions and significant judgments
Asset management services	• Management of funds, investment trusts and other investment vehicles • Provision of investment advisory services • Providing custodial and administrative services to customers
•  Management fees earned by Nomura in connection with managing a fund, investment trust or other vehicle generally recognized on a straight-line basis based on time elapsed.

•  Performance-based fees are variable consideration recognized when the performance metric has been determined since only at such point is it probable that a significant reversal of revenue will not occur.

•  Custodial and administrative fees recognized on a straightline basis over time based on time elapsed.

Where revenue is recognized at a point on time, payments of fees are typically received at the same time as when the performance obligation is satisfied, or within several days or months after satisfying a performance obligation. In relation to revenue recognized over time, payments of fees are typically received every month, three months or six months.
The underlying contracts entered into by Nomura in order to provide the services described above typically do not have significant financing components within the contracts either provided to or from Nomura. If such components did exist in a contract, Nomura has made an accounting policy permitted by ASC 606 “
Revenue from Contracts with Customers
” (“ASC 606”) not to adjust for the effects of a significant financing component where the financing is effectively for a period of one year or less. Such contracts also typically do not contain rights of return or similar features for the customer.
Customer contract balances
When Nomura or the customer performs in accordance with the terms of a customer contract, a contract asset, customer contract receivable or contract liability is recognized in Nomura’s consolidated balance sheet.
A contract asset represents accrued revenue recognized by Nomura for completing or partially completing a performance obligation, namely a right of Nomura to receive consideration for providing the service to the customer, which is conditioned on something other than the passage of time. A customer contract receivable is an unconditional right of Nomura to receive consideration in exchange for providing the service. Both contract assets and customer contract receivables are reported in
Receivables from Customers
within Nomura’s consolidated balance sheet. A contract liability is any liability recognized in connection with a customer contract, including obligations to provide refunds and obligations to provide a service in the future for which consideration has already been received or is due to be received. Contract liabilities are reported in
Payables to Customers
within Nomura’s consolidated balance sheet.
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount of contract assets as of March 31, 2021 and September 30, 2021 was immaterial.

	Millions of yen
	March 31, 2021	September 30, 2021
Customer contract receivables	¥85,205	¥83,424
Contract liabilities (1)	3,497	3,391

(1)	Contract liabilities primarily rise from investment advisory services and recognized in connection with the term of the contract based on time elapsed.
The balance of contract liabilities as of March 31, 2020 and 2021 were recognized as revenue for the six months ended September 30, 2020 and 2021, respectively.
Nomura recognized ¥538 million and ¥458 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2020 and the three months ended September 30, 2020, respectively. Nomura recognized ¥5,930 million and ¥1,817 million of revenue from performance obligations satisfied in previous periods for the six months ended September 30, 2021 and the three months ended September 30, 2021, respectively.
Transaction price allocated to the remaining performance obligations
Nomura retains significant transactions for which individual estimated contract period exceeds one year. Transaction price allocated to the remaining performance obligations is ¥1,187 million as of March 31, 2021 and ¥1,657 million as of September 30, 2021.
As permitted by ASC 606, Nomura has chosen not to disclose information about remaining performance obligations that have original expected durations of one year or less as of March 31, 2021 and September 30, 2021. These amounts are not included in the above. In addition, considerations arising from contracts with customers do not comprise any significant amount that is not included in transaction price.
Customer contract costs
As permitted by ASC 340
“Other Assets and Deferred Costs”
, Nomura has elected to expense all costs to obtain customer contracts where such amounts would be otherwise expensed within one year or less. As a result, the amount of deferred costs to obtain or fulfill customer contracts as of March 31, 2021 and September 30, 2021 were not significant.